Offerings - Offering: 1	Nov. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	151,232,698
Maximum Aggregate Offering Price	$ 115,906,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 10,083.82
Rule 457(f)	true
Amount of Securities Received | shares	140,000,000
Value of Securities Received, Per Share	0.8279
Value of Securities Received	$ 115,906,000.00
Fee Note MAOP	$ 115,906,000.00
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock splits or similar transactions Pursuant to Rule 457(f)(1) promulgated under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.7667. The proposed maximum offering price per share was calculated in accordance with the Business Combination Agreement (as defined in the Registration Statement) using the volume weighted average price of the shares of the issuer's Common Stock traded on The Nasdaq Stock Market LLC for the thirty (30) trading days ending on November 9, 2026. Calculated by multiplying the proposed maximum aggregate offering price of securities to be registered by the Fee Rate.